SEGMENTAL ANALYSIS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEGMENTAL ANALYSIS (Details) [Line Items]
Description of types of products and services from which each reportable segment derives its revenues	The Group’s activities are organised into three financial reportingsegments: Retail; Commercial Banking; and Insurance and Wealth.
Profit (loss) on disposal of investments and changes in value of investments	£ 60	£ 32	£ 58
Expense due to unwinding of discount on provisions	(44)	(23)	(32)
Volatility And Other Items [Member]
SEGMENTAL ANALYSIS (Details) [Line Items]
Gains (losses) on available-for-sale financial assets	145	30
Loss on Volatile Items	95	263
Amortisation, intangible assets other than goodwill	108	91
Expense of restructuring activities	879	621
Expense due to unwinding of discount on provisions	£ 319	(270)
Transfers of cumulative gain (loss) within equity when changes in liability's credit risk are presented in other comprehensive income		£ (14)
Write-Off of the ECN [Member]
SEGMENTAL ANALYSIS (Details) [Line Items]
Gains (losses) on available-for-sale financial assets			217
Loss on Volatile Items			99
Amortisation, intangible assets other than goodwill			340
Expense of restructuring activities			622
Expense due to unwinding of discount on provisions			(231)
Transfers of cumulative gain (loss) within equity when changes in liability's credit risk are presented in other comprehensive income			(123)
Gains (losses) on change in fair value of derivatives			£ (790)